Long-Term Debt, net	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Long-Term Debt, net

11.       Long-Term Debt, net

Long-term debt in the consolidated statement of financial position is analysed as follows:

Borrower	Principal	Deferred finance costs	Accrued Interest	Amortized cost
Devocean Maritime LTD., Domina Maritime LTD., Dulac Maritime S.A., Artful Shipholding S.A., Longevity Maritime Limited, Serena Maritime Limited and Salaminia Maritime Limited.	44,375	(541)	491	44,325

Total at December 31, 2022	44,375	(541)	491	44,325
Less: Current Portion	(6,500)	188	(491)	(6,803)
Long-Term Portion	37,875	(353)	—	37,522

Total at December 31, 2021	31,750	(447)	179	31,482
Less: Current Portion	(5,000)	135	(179)	(5,044)
Long-Term Portion	26,750	(312)	—	26,438

In June 2019, Globus through its wholly owned subsidiaries, Devocean Maritime Ltd.(the “Borrower A”), Domina Maritime Ltd. (the “Borrower B”), Dulac Maritime S.A. (the “Borrower C”), Artful Shipholding S.A. (the “Borrower D”) and Longevity Maritime Limited (the “Borrower E”), vessel owning companies of m/v River Globe, m/v Sky Globe, m/v Star Globe, m/v Moon Globe and m/v Sun Globe, respectively, entered a new term loan facility for up to $37,000 with EnTrust Global’s Blue Ocean Fund for the purpose of refinancing the existing indebtedness secured on the ships and for general corporate purposes. The loan facility was in the names of Devocean Maritime Ltd., Domina Maritime Ltd, Dulac Maritime S.A., Artful Shipholding S.A. and Longevity Maritime Limited as the borrowers and is guaranteed by Globus. The loan facility bore interest at LIBOR plus a margin of 8.50% (or 10.5% default interest) for interest periods of three months. This loan facility was referred to as EnTrust loan facility.

In March 2021, the Company prepaid $6.0 million of the Entrust loan facility, which represented all amounts that would otherwise come due during calendar year 2021 and on May 10, 2021, the Company fully prepaid the balance of the EnTrust Loan facility.

In November 2018, Globus Maritime Limited entered into a credit facility for up to $15,000 with Firment Shipping Inc., an affiliate of the Company’s chairman, for the purpose of financing its general working capital needs. The Firment Shipping Credit Facility was unsecured and remained available until its final maturity date on October 31, 2021 . The Company had the right to draw-down any amount of up to $15,000 or prepay any amount in multiples of $100. Any prepaid amount could be re-borrowed in accordance with the terms of the facility. Interest on drawn and outstanding amounts was charged at 3.5% per annum until December 31, 2020, and thereafter at 7% per annum and no commitment fee was charged on the amounts remaining available and undrawn. Interest was payable the last day of a period of three months after the draw-down date, after this period in case of failure to pay any sum due, a default interest of 2% per annum above the regular interest was charged.

Globus also had the right, in its sole option, to convert in whole or in part the outstanding unpaid principal amount and accrued but unpaid interest under the Firment Shipping Credit Facility into common stock. The conversion price would equal the higher of (i) the average of the daily dollar volume-weighted average sale price for the common stock on the principal market on any trading day during the period beginning at 9.30 a.m. New York City time and ending at 4.00 p.m. (“VWAP”) over the pricing period multiplied by 80%, where the “Pricing Period” equaled the ten consecutive trading days immediately preceding the date on which the conversion notice was executed or (ii) Two hundred eighty US Dollars ($280) (absolute amount).

As per the conversion clause included in the Firment Shipping Credit Facility, the Company had recognized this agreement as a hybrid financial instrument which included an embedded derivative. This embedded derivative component was separated from the non-derivative host. The derivative component was shown separately from the non-derivative host in the consolidated statement of financial position at fair value. The changes in the fair value of the derivative financial instrument were recognized in the income statement component of the consolidated statement of comprehensive income/(loss). For the year ended December 31, 2020, the amount drawn and outstanding with respect to Firment Shipping Credit Facility was nil.

On July 27, 2020, the Company repaid the total outstanding principal and interest of the Firment Shipping Credit Facility amounting to $863. The Company recognized a gain on this derivative financial instrument amounting to $220, which was classified under “gain/(loss) on derivative financial instruments” in the income statement component of the consolidated statement of comprehensive income/(loss).

On May 8, 2020 the Amended and Restated Agreement converted the existing Revolving Credit Facility to a Term Credit Facility and extended the maturity date to October 31, 2021. The facility with Firment Shipping Inc. expired on October 31, 2021.

The Firment Shipping Credit Facility required that Athanasios Feidakis remained Chief Executive Officer and that Firment Shipping maintained at least a 40% shareholding in Globus, other than due to actions taken by Firment Shipping, such as sales of shares. In connection with the public offering on June 22, 2020 and the registered direct offering on June 30, 2020, July 21, 2020, December 7, 2020, January 27, 2021, February 12, 2021 and June 25, 2021 (collectively, the “Filings”), the Company obtained waivers from Firment Shipping Inc. The waivers consented to the Company making the Filings and waived the requirement to maintain at least a 40% shareholding in Globus as a result of the issuance of common shares and warrants.

11.    Long-Term Debt, net (continued)

In May 2021, Globus through its wholly owned subsidiaries, Devocean Maritime Ltd.(the “Borrower A”), Domina Maritime Ltd. (the “Borrower B”), Dulac Maritime S.A. (the “Borrower C”), Artful Shipholding S.A. (the “Borrower D”), Longevity Maritime Limited (the “Borrower E”) and Serena Maritime Limited (the “Borrower F”), vessel owning companies of m/v River Globe, m/v Sky Globe, m/v Star Globe, m/v Moon Globe, m/v Sun Globe and m/v Galaxy Globe, respectively, entered a new term loan facility for up to $34,250 with First Citizens Bank & Trust Company (“CIT Loan Facility”) (formerly known as CIT Bank N.A.) for the purpose of refinancing the existing indebtedness secured on the ships. The loan facility is in the names of Devocean Maritime Ltd., Domina Maritime Ltd, Dulac Maritime S.A., Artful Shipholding S.A., Longevity Maritime Limited and Serena Maritime Limited as the borrowers and is guaranteed by Globus. This loan facility is referred to as the “CIT loan facility”. The loan facility bore interest at LIBOR plus a margin of 3.75% for interest periods of three months.

The loan agreement was for the lesser of $34,250 and 52.5% of the aggregate market value of the Company’s ships. The Company drew an aggregate of $34,250 at closing and used a significant portion of the proceeds to fully repay the amounts outstanding under the loan agreement with EnTrust. The Company also entered into a swap agreement with respect to LIBOR. The Company paid CIT Bank an upfront fee in the amount of 1.25% of the total commitment of the loan.

On May 10, 2021, the Company drew down $34,250, paid $545 of borrowing costs incurred for the CIT loan facility, which were deferred over the duration of the loan facility, and fully prepaid the balance of the EnTrust loan facility. The CIT loan facility consists of six tranches, which shall be repaid in 20 consecutive quarterly instalments with each instalment in an aggregate amount of $1.25 million (absolute amount) as well as a balloon payment in an aggregate amount of $9.25 million (absolute amount) due together with the 20th and final instalment due in May 2026. The CIT Loan Facility bore interest at LIBOR plus 3.75% (or 5.75% default interest).

Following the agreement reached in August 2022 the benchmark rate of the CIT Loan Facility was amended from LIBOR to SOFR and the applicable margin was decreased from 3.75% to 3.35%. This amendment to the loan agreement falls within the scope of Interest Rate Benchmark Reform – Phase 2, Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 (“Amendments”), which have been published by IASB in August 2020 and adopted by the Company as of January 1, 2021. In particular, the Company applied the practical expedient available under the Amendments and adjusted the effective interest rate when accounting for changes in the basis for determining the contractual cash flows under CIT loan facility. No adjustment to the carrying amount of the loan was necessary. The Company has also amended its interest rate swap agreement with First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) and replaced the respective benchmark rate from LIBOR to SOFR in order to depict the change of base rate of the CIT Loan Facility. As a result of this amendment, and the revaluation of the interest rate swap, the Company recognized a realized gain of $163, which is included under Gain/(Loss) on derivative financial instruments, net in the income statement component of the consolidated statement of comprehensive income for the year ended December 31, 2022.

In August 2022, the Company also reached an agreement with First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) for a deed of accession, amendment and restatement of the CIT loan facility by the accession of an additional borrower in order to increase the loan facility from a total of $34.25 million (absolute amount) to $52.25 million (absolute amount), by a top up loan amount of $18 million (absolute amount) for the purpose of financing vessel Orion Globe and for general corporate and working capital purposes of all the borrowers and Globus. The CIT loan facility (including the new top up loan amount) became further secured by a first preferred mortgage over the vessel Orion Globe. Furthermore, the loan facility bears interest at Term SOFR plus a margin 3.35% for the whole CIT loan facility. The Company also entered into a new swap agreement in order for the additional borrower to enter into hedging transactions (separately from those entered by the other borrowers) with First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.). On August 10, 2022, the Company drew down $18 million (absolute amount), paid approximately $259 of borrowing costs incurred, which were deferred over the duration of the loan facility.

The CIT Loan Facility may be prepaid. If the prepayment of any tranche other than the tranche financing Orion Globe occurs on or before May 10, 2023 but after May 10, 2022, the prepayment fee is 1% of the amount prepaid, subject to certain exceptions. If the prepayment of the tranche financing Orion Globe occurs on or before August 10, 2023, the prepayment fee is 2% of the amount prepaid and thereafter until August 10, 2024, the prepayment fee is 1% of the amount prepaid, subject to certain exceptions. The Company cannot reborrow any amount of the CIT Loan that is prepaid or repaid.

The CIT Loan Facility is secured by:

• First preferred mortgage over m/v River Globe, m/v Sky Globe, m/v Star Globe, m/v Moon Globe, m/v Sun Globe, m/v Galaxy Globe and m/v Orion Globe.

• Guarantee from Globus Maritime Limited and joint liability of the seven vessel owning companies (each of which is a borrower under the CIT Loan Facility).

• Shares pledges respecting each borrower.

11.     Long-Term Debt, net (continued)

• Pledges of bank accounts, a pledge of each borrower’s rights under any interest rate hedging agreement in respect of the CIT Loan Facility, a general assignment over each ship's earnings, insurances and any requisition compensation in relation to that ship, and an assignment of the rights of Globus with respect to any indebtedness owed to it by the borrowers.

The Company is not permitted, without the written consent of CIT, to enter into a charter the duration of which exceeds or is capable of exceeding, by virtue of any optional extensions, 12 months.

The CIT Loan Facility contains various covenants requiring the vessels owning companies and/or Globus Maritime Limited to, among other things, ensure that:

 • The borrowers, must maintain a minimum liquidity at all times of not less than $500 for each mortgaged ship.

 • A minimum loan (including any exposure under a related hedging agreement) to value ratio of 70%, except for the tranche financing Orion Globe, for which for the first 18 months of the utilization of that tranche including any exposure under a related hedging agreement), a minimum loan to value ratio of 75% and thereafter 70%.

 • Each borrower must maintain in its earnings account $150 in respect of each ship then subject to a mortgage.

 • Globus Maritime Limited must maintain cash in an amount of not less than $150 for each ship that it owns that is not subject to a mortgage as part of the CIT Loan.

 • Globus Maritime Limited must have a maximum leverage ratio of 0.75:1.00.

 • If Globus Maritime Limited pays a dividend, subject to certain exceptions, then the debt service coverage ratio (i.e., aggregate EBITDA of Globus Maritime Limited for any period to the debt service for such period) after such dividend and for the remain of the CIT Loan Facility shall be at least 1.15:1.00.

Each borrower must create a reserve fund in the reserve account to meet the anticipated dry docking and special survey fees and expenses for the relevant ship owned by it and (for certain ships) the installation of ballast water treatment system on the ship owned by it by maintaining in the reserve account a minimum credit balance that may not be withdrawn (other than for the purpose of covering the documented and incurred costs and expenses for the next special survey of that ship). Amounts must be paid into this reserve account quarterly, such that $1,200 is set aside by each borrower for its ship’s special survey, except for Serena Maritime Limited and Salaminia Maritime Limited, each of which are required to set aside quarterly payments that aggregate to $900.

Globus Maritime Limited is prohibited from making dividends (other than up to $500 annually on or in respect of its preferred share) in cash or redeem or repurchase its shares unless there is no event of default under the CIT Loan Facility, the net loan (including any exposure under a related hedging agreement) to value ratio is less than 60% before the making of the dividend and Globus Maritime Limited is in compliance with the debt service coverage ratio, and Globus Maritime Limited must prepay the CIT Loan Facility in an equal amount of the dividend.

The CIT Loan Facility also prohibits certain changes of control, including, among other things, the delisting of Globus from the Nasdaq or another internationally recognized stock exchange, or the acquisition by any person or group of persons (acting in concert) of a majority of the shareholder voting rights or the ability to appoint a majority of board members or to give directions with respect to the operating and financial policies of Globus Maritime Limited with which the directors are obliged to comply, other than those persons disclosed to CIT Bank on or around the date of the CIT Loan Facility and their affiliates and immediate family members.

The Company was in compliance with the covenants of the CIT Loan Facility as at December 31, 2022 and 2021.

The contractual annual loan principal payments to be made subsequent to December 31, 2022, were as follows:

December 31,	First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.)
2023	6,500
2024	6,500
2025	6,500
2026	24,875
Total	44,375

The contractual annual loan principal payments to be made subsequent to December 31, 2021, were as follows:

December 31,	First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.)
2022	5,000
2023	5,000
2024	5,000
2025	5,000
2026 and thereafter	11,750
Total	31,750

The weighted average interest rate for the years ended December 31, 2022 and 2021, was 5.58% and 5.69%, respectively.